Cash and equivalents, marketable securities and short-term investments - Contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale securities
Available-for-sale securities, One to five years, Cost basis	$ 129
Available-for-sale securities, Six to ten years, Cost basis	57
Available-for-sale securities, Due after ten years, Cost basis	3
Available-for-sale securities, Total Cost basis	189
Available-for-sale securities, One to five years, Fair value	126
Available-for-sale securities, Six to ten years, Fair value	54
Available-for-sale securities, Due after ten years, Fair value	3
Available-for-sale securities, Total Fair value	183
Available-for-sale marketable securities pledged as collateral	$ 48	$ 69